Label	Element	Value
Office Leases And Other [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 132,000,000
Field Equipment And Power [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	332,000,000
Product Transportation And Storage [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	823,000,000
Offshore Vessels And Equipment [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	252,000,000
Painted Pony Energy Ltd [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 93,000,000